SIGNIFICANT RISKS AND CONCENTRATIONS - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2020 Segment	Dec. 31, 2019 Location Segment	Dec. 31, 2018 Location
Concentration Risk [Line Items]
Number of reportable segments | Segment	2	2
Number of locations | Location		5	6
Revenue | Operations Segment | Cemetery
Concentration Risk [Line Items]
Concentration risk, percentage		82.00%	83.00%
Sales | Operations Segment | Cemetery
Concentration Risk [Line Items]
Concentration risk, percentage		68.00%	68.00%
Revenue | Operations Segment
Concentration Risk [Line Items]
Concentration risk, percentage		49.00%	52.00%